Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share

7.	Earnings per Share.

The following details the computations of the basic and diluted earnings per common share (in thousands, except per share amounts):

	Years Ended December 31
	2019	2018	2017
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,883	10,040	9,975

Common shares issuable under share
based payment plans which are
potentially dilutive	43	65	65

Common shares used for diluted
earnings per common share	9,926	10,105	10,040

Income from continuing operations	8,822	959	49,548
Discontinued operations	6,856	122,129	11,003
Net income attributable to the Company	16,177	124,472	41,750

Basic earnings per common share:
Income from continuing operations	$0.89	0.10	4.97
Discontinued operations	$0.69	12.16	1.10
Net income attributable to the Company	$1.64	12.40	4.19

Diluted earnings per common share
Income from continuing operations	$0.89	0.09	4.94
Discontinued operations	$0.69	12.09	1.10
Net income attributable to the Company	$1.63	12.32	4.16

For 2019 and 2018, 19,950 and 22,470 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

During 2019 the Company repurchased 169,251 shares at an average cost of $48.51.